Interests in associates and joint ventures - Total (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments accounted for using equity method [abstract]
Total investments accounted for using equity method	€ 98	€ 103	€ 104